27. FINANCIAL INSTRUMENTS (Details 1) CAD in Thousands	Dec. 31, 2017 CAD
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	CAD 1,113
Interest payments	19,394
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	31
Interest payments	103
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	7,785
Interest payments	CAD 1,216,359